Financial risk review - Schedule of Credit Risk Exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Securities at amortized cost
Credit risk
Financial assets	$ 1,090,577	$ 999,544
Securities at FVOCI
Credit risk
Financial assets	98,748	11,824
Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	1,090,577	999,544
Carrying amount - principal | Securities at FVOCI
Credit risk
Financial assets	98,748	11,824
Loss allowance | Securities at amortized cost
Credit risk
Financial assets	1,311	1,632	$ 7,951
Loss allowance | Securities at FVOCI
Credit risk
Financial assets			10
Current | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	1,133	1,230	2,170
Current | Loss allowance | Securities at FVOCI
Credit risk
Financial assets	23	1	10
Total | Expected credit losses individually assessed | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	178	402	1,779
Total | Expected credit losses individually assessed | Loss allowance | Securities at FVOCI
Credit risk
Financial assets	0	0	0
Principal balance - Loans at amortized cost
Credit risk
Financial assets	8,375,172	7,195,567
Principal balance - Loans at amortized cost | Carrying amount - principal
Credit risk
Financial assets	8,375,172	7,195,567
Principal balance - Loans at amortized cost | Loss allowance
Credit risk
Financial assets	78,158	59,410	55,200
Principal balance - Loans at amortized cost | Current | Loss allowance
Credit risk
Financial assets	45,635	34,778	28,589
Principal balance - Loans at amortized cost | Total | Expected credit losses individually assessed | Loss allowance
Credit risk
Financial assets	20,040	17,734	5,050
Loans commitments and financial guarantee contracts
Credit risk
Financial assets	1,659,445	1,325,134
Loans commitments and financial guarantee contracts | Carrying amount - principal
Credit risk
Financial assets	245,065	261,428
Loans commitments and financial guarantee contracts | Loss allowance
Credit risk
Financial assets	5,375	5,059	3,628
Loans commitments and financial guarantee contracts | Current | Loss allowance
Credit risk
Financial assets	4,815	3,905	3,605
Loans commitments and financial guarantee contracts | Total | Expected credit losses individually assessed | Loss allowance
Credit risk
Financial assets	560	1,154	$ 23
Credit risk | Securities at amortized cost
Credit risk
Financial assets	1,089,266	997,912
Credit risk | Securities at FVOCI
Credit risk
Financial assets	98,748	11,824
Credit risk | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	1,090,577	999,544
Credit risk | Carrying amount - principal | Securities at FVOCI
Credit risk
Financial assets	98,771	11,825
Credit risk | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	(1,311)	(1,632)
Credit risk | Loss allowance | Securities at FVOCI
Credit risk
Financial assets	(23)	(1)
Credit risk | Grades 1 - 4 | 0.05 - 0.41 | Securities at amortized cost
Credit risk
Financial assets	$ 1,007,762
Credit risk | Grades 1 - 4 | 0.05 - 0.41 | Minimun of the year | Securities at amortized cost
Credit risk
Probability of Default	0.05%
Credit risk | Grades 1 - 4 | 0.05 - 0.41 | Minimun of the year | Securities at FVOCI
Credit risk
Probability of Default	0.05%
Credit risk | Grades 1 - 4 | 0.05 - 0.41 | Maximum of the year | Securities at amortized cost
Credit risk
Probability of Default	0.41%
Credit risk | Grades 1 - 4 | 0.05 - 0.41 | Maximum of the year | Securities at FVOCI
Credit risk
Probability of Default	0.41%
Credit risk | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal | Securities at FVOCI
Credit risk
Financial assets	$ 98,771
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Securities at amortized cost
Credit risk
Financial assets		$ 913,524
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Minimun of the year | Securities at amortized cost
Credit risk
Probability of Default		0.03%
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Maximum of the year | Securities at amortized cost
Credit risk
Probability of Default		0.74%
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Securities at FVOCI
Credit risk
Financial assets		$ 11,825
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Minimun of the year | Securities at FVOCI
Credit risk
Probability of Default		0.03%
Credit risk | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Maximum of the year | Securities at FVOCI
Credit risk
Probability of Default		0.74%
Credit risk | Grades 5 - 6 | 0.42-3.81 | Securities at amortized cost
Credit risk
Financial assets	$ 82,815
Credit risk | Grades 5 - 6 | 0.42-3.81 | Minimun of the year | Securities at amortized cost
Credit risk
Probability of Default	0.42%
Credit risk | Grades 5 - 6 | 0.42-3.81 | Maximum of the year | Securities at amortized cost
Credit risk
Probability of Default	3.81%
Credit risk | Grades 5 - 6 | 0.75 -3.80 | Securities at amortized cost
Credit risk
Financial assets		$ 86,020
Credit risk | Grades 5 - 6 | 0.75 -3.80 | Minimun of the year | Securities at amortized cost
Credit risk
Probability of Default		0.75%
Credit risk | Grades 5 - 6 | 0.75 -3.80 | Maximum of the year | Securities at amortized cost
Credit risk
Probability of Default		3.80%
Credit risk | Expected credit losses individually assessed | Securities at amortized cost
Credit risk
Financial assets	$ 0	$ 0
Credit risk | Expected credit losses individually assessed | Securities at FVOCI
Credit risk
Financial assets	0	0
Credit risk | Expected credit losses individually assessed | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Expected credit losses individually assessed | Carrying amount - principal | Securities at FVOCI
Credit risk
Financial assets	0	0
Credit risk | Expected credit losses individually assessed | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Expected credit losses individually assessed | Loss allowance | Securities at FVOCI
Credit risk
Financial assets	0	0
Credit risk | Expected credit losses individually assessed | Grades 1 - 4 | 0.05 - 0.41 | Securities at amortized cost
Credit risk
Financial assets	0
Credit risk | Expected credit losses individually assessed | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal | Securities at FVOCI
Credit risk
Financial assets	0
Credit risk | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Securities at amortized cost
Credit risk
Financial assets		0
Credit risk | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Securities at FVOCI
Credit risk
Financial assets		0
Credit risk | Expected credit losses individually assessed | Grades 5 - 6 | 0.42-3.81 | Securities at amortized cost
Credit risk
Financial assets	0
Credit risk | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 -3.80 | Securities at amortized cost
Credit risk
Financial assets		0
Credit risk | Current | Securities at amortized cost
Credit risk
Financial assets	1,079,017	969,968
Credit risk | Current | Securities at FVOCI
Credit risk
Financial assets	98,748	11,824
Credit risk | Current | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	1,080,150	971,198
Credit risk | Current | Carrying amount - principal | Securities at FVOCI
Credit risk
Financial assets	98,771	11,825
Credit risk | Current | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	(1,133)	(1,230)
Credit risk | Current | Loss allowance | Securities at FVOCI
Credit risk
Financial assets	(23)	(1)
Credit risk | Current | Grades 1 - 4 | 0.05 - 0.41 | Securities at amortized cost
Credit risk
Financial assets	1,007,762
Credit risk | Current | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal | Securities at FVOCI
Credit risk
Financial assets	98,771
Credit risk | Current | Grades 1 - 4 | 0.03 - 0.74 | Securities at amortized cost
Credit risk
Financial assets		913,524
Credit risk | Current | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Securities at FVOCI
Credit risk
Financial assets		11,825
Credit risk | Current | Grades 5 - 6 | 0.42-3.81 | Securities at amortized cost
Credit risk
Financial assets	72,388
Credit risk | Current | Grades 5 - 6 | 0.75 -3.80 | Securities at amortized cost
Credit risk
Financial assets		57,674
Credit risk | Total | Expected credit losses individually assessed | Securities at amortized cost
Credit risk
Financial assets	10,249	27,944
Credit risk | Total | Expected credit losses individually assessed | Securities at FVOCI
Credit risk
Financial assets	0	0
Credit risk | Total | Expected credit losses individually assessed | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	10,427	28,346
Credit risk | Total | Expected credit losses individually assessed | Carrying amount - principal | Securities at FVOCI
Credit risk
Financial assets	0	0
Credit risk | Total | Expected credit losses individually assessed | Loss allowance | Securities at amortized cost
Credit risk
Financial assets	(178)	(402)
Credit risk | Total | Expected credit losses individually assessed | Loss allowance | Securities at FVOCI
Credit risk
Financial assets	0	0
Credit risk | Total | Expected credit losses individually assessed | Grades 1 - 4 | 0.05 - 0.41 | Securities at amortized cost
Credit risk
Financial assets	0
Credit risk | Total | Expected credit losses individually assessed | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal | Securities at FVOCI
Credit risk
Financial assets	0
Credit risk | Total | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Securities at amortized cost
Credit risk
Financial assets		0
Credit risk | Total | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Securities at FVOCI
Credit risk
Financial assets		0
Credit risk | Total | Expected credit losses individually assessed | Grades 5 - 6 | 0.42-3.81 | Securities at amortized cost
Credit risk
Financial assets	10,427
Credit risk | Total | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 -3.80 | Securities at amortized cost
Credit risk
Financial assets		28,346
Credit risk | Principal balance - Loans at amortized cost
Credit risk
Financial assets	8,297,014	7,136,157
Credit risk | Principal balance - Loans at amortized cost | Carrying amount - principal
Credit risk
Financial assets	8,375,172	7,195,567
Credit risk | Principal balance - Loans at amortized cost | Loss allowance
Credit risk
Financial assets	(78,158)	(59,410)
Credit risk | Principal balance - Loans at amortized cost | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal
Credit risk
Financial assets	$ 2,940,390
Credit risk | Principal balance - Loans at amortized cost | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	0.05%
Credit risk | Principal balance - Loans at amortized cost | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	0.41%
Credit risk | Principal balance - Loans at amortized cost | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets		$ 2,893,562
Credit risk | Principal balance - Loans at amortized cost | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default		0.03%
Credit risk | Principal balance - Loans at amortized cost | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default		0.74%
Credit risk | Principal balance - Loans at amortized cost | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets	$ 4,962,893
Credit risk | Principal balance - Loans at amortized cost | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	0.42%
Credit risk | Principal balance - Loans at amortized cost | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	3.81%
Credit risk | Principal balance - Loans at amortized cost | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal
Credit risk
Financial assets		$ 3,918,847
Credit risk | Principal balance - Loans at amortized cost | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default		0.75%
Credit risk | Principal balance - Loans at amortized cost | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default		3.80%
Credit risk | Principal balance - Loans at amortized cost | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal
Credit risk
Financial assets	$ 454,849
Credit risk | Principal balance - Loans at amortized cost | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	3.82%
Credit risk | Principal balance - Loans at amortized cost | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	34.52%
Credit risk | Principal balance - Loans at amortized cost | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets		$ 373,051
Credit risk | Principal balance - Loans at amortized cost | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default		3.81%
Credit risk | Principal balance - Loans at amortized cost | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default		34.51%
Credit risk | Principal balance - Loans at amortized cost | Grades 9 - 10 | 34.52 - 100 | Carrying amount - principal
Credit risk
Financial assets	$ 17,040	$ 10,107
Credit risk | Principal balance - Loans at amortized cost | Grades 9 - 10 | 34.52 - 100 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	34.53%	34.52%
Credit risk | Principal balance - Loans at amortized cost | Grades 9 - 10 | 34.52 - 100 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	100.00%	100.00%
Credit risk | Principal balance - Loans at amortized cost | Expected credit losses individually assessed
Credit risk
Financial assets	$ 4,557	$ 3,209
Credit risk | Principal balance - Loans at amortized cost | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	17,040	10,107
Credit risk | Principal balance - Loans at amortized cost | Expected credit losses individually assessed | Loss allowance
Credit risk
Financial assets	(12,483)	(6,898)
Credit risk | Principal balance - Loans at amortized cost | Expected credit losses individually assessed | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Principal balance - Loans at amortized cost | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Principal balance - Loans at amortized cost | Expected credit losses individually assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Principal balance - Loans at amortized cost | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Principal balance - Loans at amortized cost | Expected credit losses individually assessed | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Principal balance - Loans at amortized cost | Expected credit losses individually assessed | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Principal balance - Loans at amortized cost | Expected credit losses individually assessed | Grades 9 - 10 | 34.52 - 100 | Carrying amount - principal
Credit risk
Financial assets	17,040	10,107
Credit risk | Principal balance - Loans at amortized cost | Current
Credit risk
Financial assets	7,943,824	6,843,198
Credit risk | Principal balance - Loans at amortized cost | Current | Carrying amount - principal
Credit risk
Financial assets	7,989,459	6,877,976
Credit risk | Principal balance - Loans at amortized cost | Current | Loss allowance
Credit risk
Financial assets	(45,635)	(34,778)
Credit risk | Principal balance - Loans at amortized cost | Current | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal
Credit risk
Financial assets	2,940,390
Credit risk | Principal balance - Loans at amortized cost | Current | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets		2,893,562
Credit risk | Principal balance - Loans at amortized cost | Current | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets	4,665,509
Credit risk | Principal balance - Loans at amortized cost | Current | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal
Credit risk
Financial assets		3,680,969
Credit risk | Principal balance - Loans at amortized cost | Current | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal
Credit risk
Financial assets	383,560
Credit risk | Principal balance - Loans at amortized cost | Current | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets		303,445
Credit risk | Principal balance - Loans at amortized cost | Current | Grades 9 - 10 | 34.52 - 100 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Principal balance - Loans at amortized cost | Total | Expected credit losses individually assessed
Credit risk
Financial assets	348,633	289,750
Credit risk | Principal balance - Loans at amortized cost | Total | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	368,673	307,484
Credit risk | Principal balance - Loans at amortized cost | Total | Expected credit losses individually assessed | Loss allowance
Credit risk
Financial assets	(20,040)	(17,734)
Credit risk | Principal balance - Loans at amortized cost | Total | Expected credit losses individually assessed | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Principal balance - Loans at amortized cost | Total | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Principal balance - Loans at amortized cost | Total | Expected credit losses individually assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets	297,384
Credit risk | Principal balance - Loans at amortized cost | Total | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal
Credit risk
Financial assets		237,878
Credit risk | Principal balance - Loans at amortized cost | Total | Expected credit losses individually assessed | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal
Credit risk
Financial assets	71,289
Credit risk | Principal balance - Loans at amortized cost | Total | Expected credit losses individually assessed | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets		69,606
Credit risk | Principal balance - Loans at amortized cost | Total | Expected credit losses individually assessed | Grades 9 - 10 | 34.52 - 100 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Commitments and financial guarantees issued | Carrying amount - principal
Credit risk
Financial assets	1,414,380	1,063,706
Credit risk | Commitments and financial guarantees issued | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal
Credit risk
Financial assets	$ 545,855
Credit risk | Commitments and financial guarantees issued | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	0.05%
Credit risk | Commitments and financial guarantees issued | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	0.41%
Credit risk | Commitments and financial guarantees issued | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets		$ 457,901
Credit risk | Commitments and financial guarantees issued | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default		0.03%
Credit risk | Commitments and financial guarantees issued | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default		0.74%
Credit risk | Commitments and financial guarantees issued | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets	$ 636,747
Credit risk | Commitments and financial guarantees issued | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	0.42%
Credit risk | Commitments and financial guarantees issued | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	3.81%
Credit risk | Commitments and financial guarantees issued | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal
Credit risk
Financial assets		$ 441,782
Credit risk | Commitments and financial guarantees issued | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default		0.75%
Credit risk | Commitments and financial guarantees issued | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default		3.80%
Credit risk | Commitments and financial guarantees issued | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	3.82%
Credit risk | Commitments and financial guarantees issued | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	34.52%
Credit risk | Commitments and financial guarantees issued | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets		$ 164,023
Credit risk | Commitments and financial guarantees issued | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default		3.81%
Credit risk | Commitments and financial guarantees issued | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default		34.51%
Credit risk | Commitments and financial guarantees issued | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal
Credit risk
Financial assets	$ 231,778
Credit risk | Commitments and financial guarantees issued | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	0	$ 0
Credit risk | Commitments and financial guarantees issued | Expected credit losses individually assessed | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Commitments and financial guarantees issued | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Commitments and financial guarantees issued | Expected credit losses individually assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Commitments and financial guarantees issued | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Commitments and financial guarantees issued | Expected credit losses individually assessed | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Commitments and financial guarantees issued | Expected credit losses individually assessed | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Commitments and financial guarantees issued | Current | Carrying amount - principal
Credit risk
Financial assets	1,402,781	1,035,160
Credit risk | Commitments and financial guarantees issued | Current | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal
Credit risk
Financial assets	545,855
Credit risk | Commitments and financial guarantees issued | Current | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets		457,901
Credit risk | Commitments and financial guarantees issued | Current | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets	630,648
Credit risk | Commitments and financial guarantees issued | Current | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal
Credit risk
Financial assets		416,786
Credit risk | Commitments and financial guarantees issued | Current | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets		160,473
Credit risk | Commitments and financial guarantees issued | Current | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal
Credit risk
Financial assets	226,278
Credit risk | Commitments and financial guarantees issued | Total | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	11,599	28,546
Credit risk | Commitments and financial guarantees issued | Total | Expected credit losses individually assessed | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Commitments and financial guarantees issued | Total | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Commitments and financial guarantees issued | Total | Expected credit losses individually assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets	6,099
Credit risk | Commitments and financial guarantees issued | Total | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal
Credit risk
Financial assets		24,996
Credit risk | Commitments and financial guarantees issued | Total | Expected credit losses individually assessed | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets		3,550
Credit risk | Commitments and financial guarantees issued | Total | Expected credit losses individually assessed | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal
Credit risk
Financial assets	5,500
Credit risk | Customers' liabilities under acceptances | Carrying amount - principal
Credit risk
Financial assets	245,065	261,428
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal
Credit risk
Financial assets	$ 204,421
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	0.05%
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	0.41%
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets		$ 163,438
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default		0.03%
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default		0.74%
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets	$ 1,155
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	0.42%
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	3.81%
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal
Credit risk
Financial assets		$ 2,009
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default		0.75%
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default		3.80%
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default	3.82%
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	34.52%
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets		$ 95,981
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal | Minimun of the year
Credit risk
Probability of Default		3.81%
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default		34.51%
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal
Credit risk
Financial assets	$ 39,489
Credit risk | Customers' liabilities under acceptances | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	0	$ 0
Credit risk | Customers' liabilities under acceptances | Expected credit losses individually assessed | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Customers' liabilities under acceptances | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Customers' liabilities under acceptances | Expected credit losses individually assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Customers' liabilities under acceptances | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Customers' liabilities under acceptances | Expected credit losses individually assessed | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Customers' liabilities under acceptances | Expected credit losses individually assessed | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Customers' liabilities under acceptances | Current | Carrying amount - principal
Credit risk
Financial assets	245,065	261,428
Credit risk | Customers' liabilities under acceptances | Current | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal
Credit risk
Financial assets	204,421
Credit risk | Customers' liabilities under acceptances | Current | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets		163,438
Credit risk | Customers' liabilities under acceptances | Current | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets	1,155
Credit risk | Customers' liabilities under acceptances | Current | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal
Credit risk
Financial assets		2,009
Credit risk | Customers' liabilities under acceptances | Current | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets		95,981
Credit risk | Customers' liabilities under acceptances | Current | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal
Credit risk
Financial assets	39,489
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses individually assessed | Grades 1 - 4 | 0.05 - 0.41 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses individually assessed | Grades 1 - 4 | 0.03 - 0.74 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses individually assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses individually assessed | Grades 5 - 6 | 0.75 -3.80 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses individually assessed | Grades 7 - 8 | 3.81 - 34.51 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses individually assessed | Grades 7 - 8 | 3.82 - 34.52 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Loans commitments and financial guarantee contracts
Credit risk
Financial assets	1,654,070	1,320,075
Credit risk | Loans commitments and financial guarantee contracts | Carrying amount - principal
Credit risk
Financial assets	1,659,445	1,325,134
Credit risk | Loans commitments and financial guarantee contracts | Loss allowance
Credit risk
Financial assets	(5,375)	(5,059)
Credit risk | Loans commitments and financial guarantee contracts | Expected credit losses individually assessed
Credit risk
Financial assets	0	0
Credit risk | Loans commitments and financial guarantee contracts | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Loans commitments and financial guarantee contracts | Expected credit losses individually assessed | Loss allowance
Credit risk
Financial assets	0	0
Credit risk | Loans commitments and financial guarantee contracts | Current
Credit risk
Financial assets	1,643,031	1,292,683
Credit risk | Loans commitments and financial guarantee contracts | Current | Carrying amount - principal
Credit risk
Financial assets	1,647,846	1,296,588
Credit risk | Loans commitments and financial guarantee contracts | Current | Loss allowance
Credit risk
Financial assets	(4,815)	(3,905)
Credit risk | Loans commitments and financial guarantee contracts | Total | Expected credit losses individually assessed
Credit risk
Financial assets	11,039	27,392
Credit risk | Loans commitments and financial guarantee contracts | Total | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	11,599	28,546
Credit risk | Loans commitments and financial guarantee contracts | Total | Expected credit losses individually assessed | Loss allowance
Credit risk
Financial assets	$ (560)	$ (1,154)